As filed with the Securities and Exchange Commission on March 20, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period:  January 31, 2009

Item 1. Schedule of Investments.

RNC Genter Dividend Income Fund
Portfolio of Investments – January 31, 2009
(Unaudited)

Number of Shares		Value
	Common Stocks – 94.4%
	Consumer Discretionary – 9.4%
7,600	CBS Corp., Class B	$43,472
1,400	Genuine Parts Co.	44,828
700	VF Corp.	39,214
		127,514

	Consumer Staples – 13.6%
2,200	Altria Group, Inc.	36,388
1,200	Kimberly-Clark Corp.	61,764
1,000	PepsiCo, Inc.	50,230
1,000	Philip Morris International, Inc.	37,150
		185,532

	Energy – 5.9%
700	Chevron Corp.	49,364
500	Diamond Offshore Drilling, Inc.	31,380
		80,744

	Financials – 18.9%
3,700	Bank of New York Mellon Corp.	95,238
2,100	JPMorgan Chase & Co.	53,571
1,100	PNC Financial Services Group, Inc.	35,772
900	Travelers Cos., Inc.	34,776
2,000	Wells Fargo & Co.	37,800
		257,157

	Health Care – 13.0%
1,000	Abbott Laboratories	55,440
1,100	Eli Lilly & Co.	40,502
1,400	Johnson & Johnson	80,766
		176,708

	Industrials – 6.0%
4,100	General Electric Co.	49,733
1,400	Pitney Bowes, Inc.	31,164
		80,897

	Information Technology – 10.2%
3,400	Intel Corp.	43,860
1,700	Microchip Technology, Inc.	32,249
8,300	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	62,582
		138,691

RNC Genter Dividend Income Fund
Portfolio of Investments – January 31, 2009
(Unaudited)

Number of Shares		Value
	Materials – 2.7%
900	Dow Chemical Co.	$10,431
1,000	Eastman Chemical Co.	25,950
		36,381

	Telecommunication Services – 4.3%
2,400	AT&T, Inc.	59,088

	Utilities – 10.4%
1,400	FPL Group, Inc.	72,170
2,000	SCANA Corp.	68,580
		140,750

	Total Common Stocks (Cost $1,429,747)	1,283,462

	DEMAND DEPOSIT – 3.0%
$41,706	Fidelity Prime Money Market	41,706

	Total Demand Deposit (Cost $41,706)	41,706

	Total Investments – 97.4% (Cost $1,471,453)	1,325,168
	Other Assets in excess of Liabilities – 2.6%	34,718

	Net Assets –100.0%	$1,359,886

ADR – American Depository Receipt

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS – Unaudited
January 31, 2009

Note 1 – Organization:
The RNC Genter Dividend Income Fund (the “Fund”) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide long-term capital appreciation and current income. The Fund commenced investment operations on December 31, 2008.

Note 2 – Significant Accounting Policy:
The following is a summary of the significant accounting policy consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal OTC market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price.  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Note 3 – Federal Income Tax Information
At January 31, 2009, the cost of securities on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

RNC Genter Dividend Income Fund

Cost of Investments	$1,471,453

Gross Unrealized Appreciation	$21,025
Gross Unrealized (Depreciation)	(167,310)
Net Unrealized Appreciation/(Depreciation) on Investments	$(146,285)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

NOTES TO PORTFOLIO OF INVESTMENTS – Unaudited
January 31, 2009

Note 4 – Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”)

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007.  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services.)

•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$1,325,168
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total Market Value of Investments	$1,325,168

Note 5 – Accounting Pronouncement:
In March 2008, the FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities” (SFAS 161”).  SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.  Management currently does not expect the impact of the adoption of SFAS 161 to have a material impact on the Fund’s financial statements and related disclosures.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust
By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President
Date:	March 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President
Date:	March 20, 2009

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer
Date:	March 20, 2009

* Print the name and title of each signing officer under his or her signature.